Convertible Notes Payable (Details Textual) - USD ($)	1 Months Ended				3 Months Ended			9 Months Ended
	Oct. 23, 2017	Aug. 24, 2017	Jun. 26, 2017	Mar. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 15, 2017	Feb. 01, 2017	Jan. 31, 2017	Dec. 31, 2016	Aug. 16, 2016	Aug. 08, 2016
Securities Purchase Agreement Aggregate Principal			$ 78,500
Convertible Notes Payable, Noncurrent					$ 0			$ 0					$ 210,000	$ 150,000	$ 30,000
Convertible Debt				$ 210,000										$ 210,000
Common Stock Issued For Convertible Debt Stock Issued				1,400,000
Interest Paid						$ 6,115
Debt Related Commitment Fees and Debt Issuance Costs			3,500		387,629		$ 0	$ 387,629	$ 0
Debt Instrument, Description								On August 24, 2017, in connection with the entry into the Investment Agreement, IronClad also issued a 10% convertible note (the “Convertible Note”) in an aggregate principal amount of $330,000 with a 10% original issue discount (“OID”). The initial consideration in the amount of $165,000 was funded on August 24, 2017. The Company received net proceeds of $150,000 (which represents the deduction of the 10% original issue discount for the note holder’s due diligence and legal fees). The Company may make additional borrowings in such amounts and at such dates as the note holder may choose in its sole discretion. The balance of an individual borrowings mature seven months from its funding date. The Convertible Note also has an embedded beneficial conversion feature (“BCF”) based on a stated conversion price of $1.00 per share. The market price of a share of IronClad’s common stock at the time of the first borrowing under the note was $3.50 thus establishing an intrinsic value of $2.50 on that date.
Cash Proceeds From Securities Purchase Agreement Net			$ 75,000
Amortization of Debt Issuance Costs					1,226
Convertible Notes Payable					100,000			$ 100,000					$ 0
Proceeds From Securities Purchase Agreement Accrued Interest Payable					$ 2,503
Amortization of Debt Discount (Premium)								30,801	0
Share Price												$ 0.15
Proceeds from Convertible Debt								$ 343,500	$ 210,000
Commitment Note [Member]
Debt Instrument, Description								On August 24, 2017, IronClad entered into an Investment Agreement to establish an equity line of funding for the potential future issuance and purchase of IronClad’s shares of Class A common stock. See Note 7. As consideration for its commitment to purchase shares of IronClad’s Class A common stock pursuant to the Investment Agreement, IronClad issued to the counterparty of the agreement a 7 month 10% convertible promissory note (the “Commitment Note”) in the principal amount of $100,000. The Commitment Note matures on March 24, 2018. The Commitment Note is convertible into shares of IronClad’s Class A common stock at the fixed price of $3.25 per share; provided, however, that at any time and from time to time after a default (as of September 30, 2017, and to the date of the filing of this report, no events of default have occurred) occurs solely due to the fact the Commitment Note is not retired on or before the maturity date, all or any part of the Commitment Note is convertible into shares of Class A common stock of the Company at a per share price equal to the lower of: (a) $3.25 or (b) 65% of the average of the two lowest per share trading prices of the Class A common stock during the twenty consecutive trading days prior to the conversion date. The Commitment Note is included as a financing fee expense at the date of the transaction. The Commitment Note was to finance the $100,000 cost of the commitment fee to the counterparty of the Investment Agreement, and is accordingly included in the financing fee expenses for the period ended September 30, 2017. The amount of the commitment fee can be reduced by $35,000 or $17,500 if a registration statement registering the shares that would be issued under the equity line becomes effective within 90 or 135 days, respectively, of August 24, 2017. As of the filing date of this report the registration statement has not become effective.
Convertible Note [Member]
Debt Instrument, Convertible, Conversion Price		$ 1.00
Debt Related Commitment Fees and Debt Issuance Costs		$ 15,000
Convertible Note Aggregate Principal Amount								$ 330,000
Convertible Note Initial Consideration		165,000
Convertible Note Net Proceeds		$ 150,000
Intrinsic Value Per Share		$ 2.50
Amortization of Debt Discount (Premium)		$ 12,000
Share Price		$ 3.50
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 424,407
Derivative Liability		138,000
Amortization of Debt Issuance Costs and Discounts		$ 27,000
Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price	$ 1.00									$ 0.15
Share Price										$ 0.15	$ 0.15
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 289,000
Proceeds from Convertible Debt	75,000
Subsequent Event [Member] | Convertible Note [Member]
Debt Related Commitment Fees and Debt Issuance Costs	$ 7,500
Intrinsic Value Per Share	$ 3.40
Amortization of Debt Discount (Premium)	$ 6,000
Share Price	$ 4.40
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 289,000
Net Proceeds from Convertible Debt	75,000
Proceeds from Convertible Debt	82,500
Debt Instrument, Unamortized Discount	$ 69,000
Securities Purchase Agreement [Member]
Debt Instrument, Description								The note matures on March 30, 2018 and interest costs accrue on the unpaid principal balance at 12% annually until March 30, 2018, and after that if not paid at maturity interest accrues annually at 22% until the principal amount and all interest accrued and unpaid are paid. The holder of the note, at its sole election, may convert the note into shares of common stock of the Company at any time during the period beginning on the date which is one hundred and eighty days following the date of the note (dated June 26, 2017) and ending on the later of i) the maturity date, or ii) the date of payment of a default amount, if any.
Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage			12.00%	5.00%
Convertible Debt [Member] | InterLok Key Management Inc [Member]
Debt Instrument, Convertible, Conversion Price															$ 0.15
Debt Instrument, Interest Rate, Stated Percentage															5.00%